7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

May 19, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Investors Trust
(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of Voya Investors Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 16, 2016, to the Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus and Class R6 Prospectus, each dated May 1, 2016 for VY® JPMorgan Emerging Markets Equity Portfolio.

The purpose of the filing is to submit the 497(e) filing dated May 16, 2016 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli

Paul Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds